Schedule of Investments (unaudited)
July 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Brazil — 4.0%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/26(a)	BRL18	$2,899,849
0.00%, 07/01/27(a)	BRL9	1,227,927
0.00%, 01/01/28(a)	BRL5	605,803
0.00%, 07/01/28(a)	BRL2	271,899
0.00%, 01/01/29(a)	BRL15	1,728,795
0.00%, 01/01/30(a)	BRL6	647,383
0.00%, 01/01/32(a)	BRL3	222,710
Brazil Notas do Tesouro Nacional
10.00%, 01/01/33	BRL6	907,600
10.00%, 01/01/35	BRL8	1,074,071
Series F, 10.00%, 01/01/27	BRL12	2,028,691
Series F, 10.00%, 01/01/29	BRL12	1,889,505
Series F, 10.00%, 01/01/31	BRL10	1,599,734
		15,103,967
Chile — 3.8%
Bonos de la Tesoreria de la Republica en pesos
0.00%, 05/06/27(a)	CLP1,860,000	1,761,790
0.00%, 04/01/29(a)	CLP1,520,000	1,313,835
4.70%, 09/01/30(b)(c)	CLP1,800,000	1,792,581
5.00%, 10/01/28(b)(c)	CLP535,000	548,413
5.00%, 03/01/35	CLP1,725,000	1,697,115
5.30%, 11/01/37(b)	CLP620,000	621,364
5.80%, 10/01/29(b)	CLP1,205,000	1,259,968
5.80%, 10/01/34(b)	CLP615,000	641,850
6.00%, 04/01/33(b)	CLP2,065,000	2,175,675
6.00%, 01/01/43	CLP1,135,000	1,214,155
6.20%, 10/01/40(b)	CLP975,000	1,064,710
7.00%, 05/01/34(b)	CLP505,000	569,345
		14,660,801
China — 14.9%
China Government Bond
1.42%, 11/15/27	CNY3,770	523,378
1.43%, 01/25/30	CNY9,220	1,273,134
1.45%, 02/25/28	CNY6,830	949,228
1.45%, 04/25/30	CNY3,070	423,994
1.46%, 05/25/28	CNY5,440	756,330
1.49%, 12/25/31	CNY2,030	278,802
1.57%, 05/15/32	CNY4,520	623,433
1.61%, 02/15/35	CNY6,130	842,033
1.62%, 08/15/27	CNY5,870	818,359
1.65%, 05/15/35	CNY3,180	438,048
1.67%, 05/25/35	CNY7,950	1,099,606
1.74%, 10/15/29	CNY3,150	440,646
1.79%, 03/25/32	CNY5,250	735,071
1.85%, 05/15/27	CNY6,250	875,139
1.87%, 09/15/31	CNY4,150	583,401
1.88%, 04/25/55	CNY5,360	735,985
1.91%, 07/15/29	CNY3,930	553,259
1.92%, 01/15/55	CNY1,810	246,880
1.98%, 04/25/45	CNY2,080	288,884
2.04%, 02/25/27	CNY2,460	345,150
2.04%, 11/25/34	CNY3,270	466,016
2.05%, 04/15/29	CNY5,550	785,421
2.11%, 08/25/34	CNY6,930	992,581
2.12%, 06/25/31	CNY5,090	725,057
2.17%, 08/29/34	CNY6,000	862,768
2.18%, 08/15/26	CNY5,490	769,119
2.19%, 09/25/54	CNY3,990	578,822
Security	Par (000)	Value
China (continued)
2.25%, 08/29/39	CNY2,330	$335,578
2.27%, 05/25/34	CNY4,750	688,598
2.28%, 03/25/31	CNY5,970	857,286
2.30%, 05/15/26	CNY3,310	463,390
2.33%, 08/15/44	CNY1,350	197,661
2.35%, 02/25/34	CNY5,180	754,536
2.37%, 01/20/27	CNY5,070	714,540
2.37%, 01/15/29	CNY5,800	828,866
2.39%, 11/15/26	CNY4,780	672,526
2.40%, 07/15/28	CNY4,240	605,303
2.44%, 10/15/27	CNY3,970	563,652
2.47%, 07/25/54	CNY4,150	634,046
2.48%, 04/15/27	CNY2,760	390,437
2.49%, 05/25/44	CNY2,120	317,633
2.50%, 07/25/27	CNY5,900	837,413
2.52%, 08/25/33	CNY4,750	699,126
2.54%, 12/25/30	CNY6,730	978,706
2.55%, 10/15/28	CNY5,360	769,737
2.57%, 05/20/54	CNY2,840	443,652
2.60%, 09/15/30	CNY5,780	841,934
2.60%, 09/01/32	CNY4,570	673,450
2.62%, 04/15/28	CNY5,650	809,665
2.62%, 09/25/29	CNY3,240	469,218
2.62%, 06/25/30	CNY4,000	582,393
2.64%, 01/15/28	CNY4,660	666,275
2.67%, 05/25/33	CNY4,720	701,582
2.67%, 11/25/33	CNY6,740	1,003,886
2.68%, 05/21/30	CNY6,220	907,939
2.69%, 08/12/26	CNY5,780	814,769
2.69%, 08/15/32	CNY4,550	674,633
2.75%, 06/15/29	CNY4,820	699,923
2.75%, 02/17/32	CNY3,680	545,637
2.76%, 05/15/32	CNY4,060	603,303
2.79%, 12/15/29	CNY5,030	735,004
2.80%, 03/24/29	CNY4,120	599,166
2.80%, 03/25/30	CNY4,540	665,672
2.80%, 11/15/32	CNY3,170	474,221
2.85%, 06/04/27	CNY7,610	1,086,993
2.88%, 02/25/33	CNY4,870	734,038
2.89%, 11/18/31	CNY3,040	453,782
2.91%, 10/14/28	CNY5,800	843,002
3.00%, 10/15/53	CNY3,260	554,948
3.01%, 05/13/28	CNY6,160	894,574
3.02%, 05/27/31	CNY4,840	726,781
3.03%, 03/11/26	CNY4,550	639,578
3.12%, 12/05/26	CNY5,060	721,267
3.12%, 10/25/52	CNY2,890	493,915
3.13%, 11/21/29	CNY3,690	549,461
3.19%, 04/15/53	CNY3,440	597,032
3.25%, 06/06/26	CNY4,040	571,873
3.25%, 11/22/28	CNY2,780	410,928
3.27%, 11/19/30	CNY5,200	788,975
3.28%, 12/03/27	CNY6,610	961,873
3.29%, 05/23/29	CNY6,370	949,496
3.32%, 04/15/52	CNY3,230	569,289
3.53%, 10/18/51	CNY1,990	361,462
3.72%, 04/12/51	CNY3,750	698,830
3.81%, 09/14/50	CNY5,010	941,040
		56,781,037

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colombia — 3.8%
Colombian TES
9.25%, 05/28/42	COP9,737,500	$1,852,869
11.00%, 08/22/29	COP1,181,700	284,473
11.50%, 07/25/46	COP7,369,200	1,646,663
13.25%, 02/09/33	COP5,757,700	1,462,747
Series B, 5.75%, 11/03/27	COP3,576,000	794,723
Series B, 6.00%, 04/28/28	COP7,381,400	1,604,752
Series B, 6.25%, 07/09/36	COP5,244,600	827,172
Series B, 7.00%, 03/26/31	COP5,395,900	1,055,866
Series B, 7.00%, 06/30/32	COP5,131,700	959,930
Series B, 7.25%, 10/18/34	COP4,287,200	764,800
Series B, 7.25%, 10/26/50	COP8,112,200	1,195,587
Series B, 7.50%, 08/26/26	COP4,055,300	956,048
Series B, 7.75%, 09/18/30	COP4,870,700	1,018,349
		14,423,979
Czech Republic — 3.9%
Czech Republic Government Bond
0.05%, 11/29/29	CZK10,350	408,036
0.25%, 02/10/27	CZK19,860	876,475
0.95%, 05/15/30(c)	CZK22,200	899,548
1.00%, 06/26/26(c)	CZK18,650	846,457
1.20%, 03/13/31	CZK19,310	771,774
1.50%, 04/24/40	CZK10,440	321,427
1.75%, 06/23/32	CZK22,830	910,395
1.95%, 07/30/37	CZK10,260	362,739
2.00%, 10/13/33	CZK17,700	692,328
2.50%, 08/25/28(c)	CZK17,930	801,870
2.75%, 07/23/29	CZK20,060	893,918
3.00%, 03/03/33	CZK9,250	394,127
3.50%, 05/30/35	CZK22,860	987,390
3.60%, 06/03/36	CZK8,370	357,584
4.20%, 12/04/36(c)	CZK12,950	585,373
4.25%, 10/24/34	CZK6,430	295,597
4.50%, 11/11/32	CZK17,620	833,737
4.90%, 04/14/34	CZK19,260	931,183
5.00%, 09/30/30	CZK21,310	1,034,788
5.50%, 12/12/28	CZK14,150	692,297
5.75%, 03/29/29	CZK10,480	518,759
6.20%, 06/16/31	CZK8,000	413,774
		14,829,576
Dominican Republic — 3.9%
Dominican Republic International Bond
10.50%, 03/15/37	DOP274,700	4,679,126
10.75%, 06/01/36(c)	DOP271,750	4,696,268
11.25%, 09/15/35(c)	DOP154,950	2,752,659
13.63%, 02/03/33(c)	DOP145,000	2,837,811
		14,965,864
Hungary — 3.8%
Hungary Government Bond
1.50%, 04/22/26	HUF283,340	783,173
1.50%, 08/26/26	HUF218,940	596,296
2.00%, 05/23/29	HUF533,090	1,294,851
2.25%, 04/20/33	HUF488,890	1,006,971
2.25%, 06/22/34	HUF208,750	409,470
2.75%, 12/22/26	HUF269,830	735,796
3.00%, 10/27/27	HUF463,080	1,229,830
3.00%, 08/21/30	HUF516,550	1,253,722
3.00%, 10/27/38	HUF153,060	279,755
3.00%, 04/25/41	HUF134,330	228,355
3.25%, 10/22/31	HUF550,100	1,291,490
Security	Par (000)	Value
Hungary (continued)
4.50%, 03/23/28	HUF359,940	$978,857
4.75%, 11/24/32	HUF422,560	1,057,707
6.75%, 10/22/28	HUF620,060	1,781,225
7.00%, 10/24/35	HUF306,810	862,785
9.50%, 10/21/26	HUF258,750	765,221
		14,555,504
India — 9.6%
India Government Bond
5.77%, 08/03/30	INR111,720	1,256,427
5.79%, 05/11/30	INR80,860	911,746
5.85%, 12/01/30	INR86,360	973,043
6.10%, 07/12/31	INR126,280	1,430,507
6.33%, 05/05/35	INR53,110	604,271
6.45%, 10/07/29	INR81,380	942,944
6.54%, 01/17/32	INR117,640	1,362,649
6.67%, 12/17/50	INR124,140	1,357,413
6.75%, 12/23/29	INR57,580	675,612
6.79%, 12/30/31	INR45,640	535,449
6.79%, 10/07/34	INR139,250	1,629,549
6.99%, 12/15/51	INR113,930	1,296,420
7.02%, 06/18/31	INR50,300	596,633
7.04%, 06/03/29	INR53,650	633,841
7.06%, 04/10/28	INR91,430	1,073,670
7.10%, 04/18/29	INR126,470	1,495,970
7.10%, 04/08/34	INR130,840	1,556,299
7.16%, 09/20/50	INR74,150	862,345
7.17%, 04/17/30	INR89,660	1,066,519
7.18%, 08/14/33	INR152,970	1,826,101
7.18%, 07/24/37	INR127,100	1,514,943
7.26%, 01/14/29	INR96,860	1,147,971
7.26%, 08/22/32	INR130,030	1,559,425
7.26%, 02/06/33	INR103,650	1,241,582
7.30%, 06/19/53	INR167,070	1,962,454
7.32%, 11/13/30	INR56,680	681,609
7.36%, 09/12/52	INR117,980	1,394,552
7.37%, 10/23/28	INR49,410	587,993
7.37%, 01/23/54	INR14,040	166,337
7.38%, 06/20/27	INR70,660	830,013
7.41%, 12/19/36	INR106,860	1,295,737
7.54%, 05/23/36	INR131,500	1,609,856
7.72%, 06/15/49	INR53,180	660,510
		36,740,390
Indonesia — 5.7%
Indonesia Treasury Bond
5.13%, 04/15/27	IDR10,330,000	620,919
5.50%, 04/15/26	IDR6,009,000	364,533
6.13%, 05/15/28	IDR11,738,000	717,598
6.25%, 06/15/36	IDR5,904,000	348,417
6.38%, 08/15/28	IDR11,651,000	717,379
6.38%, 04/15/32	IDR17,759,000	1,077,545
6.38%, 07/15/37	IDR2,511,000	147,883
6.50%, 07/15/30	IDR11,576,000	712,873
6.50%, 02/15/31	IDR15,793,000	968,849
6.63%, 05/15/33	IDR7,180,000	438,219
6.63%, 02/15/34	IDR13,921,000	846,790
6.75%, 07/15/35	IDR16,271,000	999,671
6.88%, 04/15/29	IDR13,972,000	871,321
7.00%, 05/15/27	IDR11,338,000	702,816
7.00%, 09/15/30	IDR14,445,000	908,246
7.00%, 02/15/33	IDR12,229,000	764,404

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
7.13%, 06/15/38	IDR11,298,000	$705,619
7.13%, 08/15/40	IDR2,449,000	152,079
7.13%, 06/15/42	IDR12,118,000	749,232
7.13%, 06/15/43	IDR9,139,000	566,378
7.13%, 08/15/45	IDR2,541,000	157,792
7.50%, 08/15/32	IDR4,536,000	290,941
7.50%, 06/15/35	IDR8,428,000	544,640
7.50%, 05/15/38	IDR5,666,000	364,649
7.50%, 04/15/40	IDR11,494,000	736,010
8.25%, 05/15/29	IDR11,899,000	775,231
8.25%, 06/15/32	IDR3,122,000	207,860
8.25%, 05/15/36	IDR6,917,000	470,174
8.38%, 09/15/26	IDR11,559,000	721,623
8.38%, 03/15/34	IDR11,751,000	797,528
8.38%, 04/15/39	IDR4,300,000	296,597
8.75%, 05/15/31	IDR5,779,000	391,005
9.00%, 03/15/29	IDR8,701,000	578,480
9.50%, 07/15/31	IDR1,606,000	112,111
10.50%, 08/15/30	IDR2,354,000	168,850
Perusahaan Penerbit SBSN Indonesia
4.88%, 07/15/26	IDR7,655,000	461,574
6.38%, 03/15/34	IDR6,733,000	403,930
6.50%, 06/15/39	IDR2,829,000	168,402
6.63%, 09/15/29	IDR1,224,000	75,500
6.88%, 03/15/36	IDR3,722,000	227,893
8.88%, 11/15/31	IDR4,476,000	305,047
		21,636,608
Malaysia — 5.5%
Malaysia Government Bond
2.63%, 04/15/31	MYR3,495	790,345
3.50%, 05/31/27	MYR2,414	571,411
3.52%, 04/20/28	MYR1,368	324,603
3.58%, 07/15/32	MYR2,086	495,800
3.73%, 06/15/28	MYR1,873	446,560
3.76%, 05/22/40	MYR2,030	480,115
3.83%, 07/05/34	MYR2,682	647,711
3.89%, 08/15/29	MYR2,279	548,889
3.90%, 11/30/26	MYR2,766	656,888
3.90%, 11/16/27	MYR2,563	612,284
3.91%, 07/15/26	MYR1,697	401,737
4.05%, 04/18/39	MYR1,875	460,032
4.07%, 06/15/50	MYR2,872	690,112
4.18%, 05/16/44	MYR1,546	382,052
4.25%, 05/31/35	MYR1,505	376,342
4.46%, 03/31/53	MYR2,413	615,060
4.50%, 04/30/29	MYR896	219,950
4.64%, 11/07/33	MYR1,886	480,738
4.70%, 10/15/42	MYR2,096	550,582
4.76%, 04/07/37	MYR2,437	635,306
4.89%, 06/08/38	MYR2,058	545,454
4.92%, 07/06/48	MYR1,477	399,077
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR1,876	443,136
3.45%, 07/15/36	MYR1,879	436,743
3.47%, 10/15/30	MYR2,570	608,623
3.60%, 07/31/28	MYR2,445	581,176
3.61%, 04/30/35	MYR834	198,406
3.64%, 08/30/30	MYR1,024	244,884
3.73%, 03/31/26	MYR1,766	416,296
3.78%, 05/31/45	MYR917	215,182
3.80%, 10/08/31	MYR1,950	468,690
Security	Par (000)	Value
Malaysia (continued)
3.97%, 07/16/40	MYR589	$143,008
4.07%, 09/30/26	MYR3,045	723,361
4.12%, 11/30/34	MYR2,623	647,072
4.13%, 07/09/29	MYR2,402	582,903
4.19%, 10/07/32	MYR2,799	688,849
4.25%, 09/30/30	MYR1,990	489,517
4.26%, 07/26/27	MYR1,043	250,186
4.29%, 08/14/43	MYR2,324	582,449
4.37%, 10/31/28	MYR2,129	517,954
4.42%, 09/30/41	MYR1,452	367,793
4.47%, 09/15/39	MYR2,433	620,469
4.66%, 03/31/38	MYR833	215,000
		20,772,745
Mexico — 5.7%
Mexican Bonos
5.50%, 03/04/27	MXN300	1,527,310
7.00%, 09/03/26	MXN178	932,627
7.50%, 05/26/33	MXN246	1,184,934
8.00%, 05/24/35	MXN5	23,804
8.00%, 11/07/47	MXN215	157,559
8.00%, 07/31/53	MXN29,240	1,461,495
8.50%, 03/02/28	MXN212	1,123,766
8.50%, 03/01/29	MXN322	1,698,778
8.50%, 02/28/30	MXN183	962,180
Series M, 5.75%, 03/05/26	MXN233	1,221,637
Series M, 7.75%, 05/29/31	MXN440	2,213,477
Series M, 7.75%, 11/23/34	MXN381	1,829,260
Series M, 7.75%, 11/13/42	MXN408	1,779,786
Series M, 8.00%, 11/07/47	MXN17,900	783,418
Series M 20, 7.50%, 06/03/27	MXN280	1,468,343
Series M 20, 8.50%, 05/31/29	MXN329	1,736,262
Series M 30, 8.50%, 11/18/38	MXN188	913,682
Series M 30, 10.00%, 11/20/36	MXN115	638,683
		21,657,001
Peru — 3.9%
Peru Government Bond
5.35%, 08/12/40	PEN4	991,275
5.40%, 08/12/34	PEN6	1,538,987
5.94%, 02/12/29	PEN5	1,416,578
6.15%, 08/12/32	PEN7	1,972,544
6.35%, 08/12/28	PEN2	721,067
6.85%, 08/12/35(b)	PEN4	1,096,280
6.90%, 08/12/37	PEN6	1,799,389
6.95%, 08/12/31	PEN6	1,829,962
7.30%, 08/12/33(b)(c)	PEN6	1,712,210
7.60%, 08/12/39(b)	PEN5	1,541,042
8.20%, 08/12/26	PEN1,052	304,828
		14,924,162
Poland — 4.4%
Republic of Poland Government Bond
0.00%, 01/25/28(a)	PLN812	194,711
0.25%, 10/25/26	PLN3,588	912,695
1.25%, 10/25/30	PLN5,447	1,214,886
1.75%, 04/25/32	PLN5,171	1,122,316
2.50%, 07/25/26	PLN3,751	984,285
2.50%, 07/25/27	PLN4,349	1,120,640
2.75%, 04/25/28	PLN3,687	942,398
2.75%, 10/25/29	PLN5,405	1,335,504
3.75%, 05/25/27	PLN2,865	756,533
4.50%, 07/25/30	PLN3,860	1,010,565

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland (continued)
4.75%, 07/25/29	PLN6,105	$1,629,879
5.00%, 01/25/30	PLN4,577	1,230,507
5.00%, 10/25/34	PLN4,804	1,246,966
5.00%, 10/25/35	PLN909	233,281
6.00%, 10/25/33	PLN6,176	1,726,179
7.50%, 07/25/28	PLN4,055	1,169,783
		16,831,128
Romania — 3.8%
Romania Government Bond
2.50%, 10/25/27	RON2,370	482,251
3.25%, 06/24/26	RON2,490	542,211
3.65%, 09/24/31	RON2,265	418,878
4.15%, 01/26/28	RON2,510	526,270
4.15%, 10/24/30	RON3,430	666,512
4.25%, 04/28/36	RON2,340	413,132
4.75%, 10/11/34	RON3,065	577,634
4.85%, 04/22/26	RON2,255	499,309
4.85%, 07/25/29	RON2,910	598,952
5.00%, 02/12/29	RON2,205	460,149
5.80%, 07/26/27	RON2,340	512,897
6.30%, 04/26/28	RON1,530	334,686
6.30%, 04/25/29	RON3,305	717,118
6.70%, 02/25/32	RON3,370	732,405
6.75%, 04/25/35	RON830	179,925
6.85%, 07/29/30	RON1,075	236,749
7.10%, 07/31/34	RON2,475	551,748
7.20%, 10/28/26	RON3,050	686,787
7.20%, 05/31/27	RON3,920	880,748
7.20%, 10/30/33	RON3,100	693,239
7.35%, 04/28/31	RON3,095	695,710
7.90%, 02/24/38	RON3,335	791,400
8.00%, 04/29/30	RON3,205	738,228
8.25%, 09/29/32	RON3,485	821,982
8.75%, 10/30/28	RON3,230	754,207
		14,513,127
Serbia — 3.8%
Serbia Treasury Bond
4.50%, 08/20/32	RSD423,950	4,054,048
5.25%, 07/27/35	RSD349,430	3,421,698
5.88%, 02/08/28	RSD336,720	3,395,405
7.00%, 10/26/31	RSD345,970	3,777,559
		14,648,710
South Africa — 4.2%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR8,931	374,130
6.50%, 02/28/41	ZAR9,406	359,313
7.00%, 02/28/31	ZAR19,032	975,447
8.00%, 01/31/30	ZAR34,488	1,878,976
8.25%, 03/31/32	ZAR32,859	1,746,847
8.50%, 01/31/37	ZAR30,164	1,472,558
8.75%, 01/31/44	ZAR25,473	1,172,883
8.75%, 02/28/48	ZAR46,156	2,101,206
8.88%, 02/28/35	ZAR38,353	2,008,264
9.00%, 01/31/40	ZAR28,492	1,386,718
10.00%, 03/31/33	ZAR2,707	156,131
10.50%, 12/21/26	ZAR29,804	1,694,647
10.88%, 03/31/38	ZAR4,352	249,543
11.63%, 03/31/53	ZAR9,257	549,351
		16,126,014
Security	Par (000)	Value
Thailand — 4.9%
Thailand Government Bond
1.00%, 06/17/27	THB26,768	$812,603
1.59%, 12/17/35	THB21,490	660,893
1.60%, 12/17/29	THB18,814	581,562
1.60%, 06/17/35	THB8,739	269,056
1.66%, 03/17/30	THB7,404	229,625
2.00%, 12/17/31	THB35,868	1,138,463
2.00%, 06/17/42	THB14,140	437,803
2.05%, 04/17/28	THB15,218	473,863
2.13%, 12/17/26	THB22,958	708,270
2.25%, 03/17/27	THB18,046	559,202
2.35%, 06/17/26	THB24,031	739,534
2.40%, 11/17/27	THB20,313	635,434
2.40%, 03/17/29	THB22,447	711,720
2.41%, 03/17/35	THB7,000	231,024
2.50%, 11/17/29	THB21,618	692,778
2.65%, 06/17/28	THB25,043	793,609
2.70%, 06/17/40	THB10,700	367,665
2.80%, 06/17/34	THB19,197	649,823
2.88%, 12/17/28	THB18,582	596,594
2.88%, 06/17/46	THB20,015	695,411
2.98%, 06/17/45	THB11,822	413,883
3.30%, 06/17/38	THB23,577	850,716
3.35%, 06/17/33	THB21,538	752,281
3.39%, 06/17/37	THB22,566	818,501
3.40%, 06/17/36	THB17,733	642,658
3.45%, 06/17/43	THB25,374	942,014
3.65%, 06/20/31	THB18,534	641,431
3.78%, 06/25/32	THB24,893	879,386
4.88%, 06/22/29	THB24,426	846,352
		18,772,154
Turkey — 3.7%
Turkey Government Bond
10.50%, 08/11/27	TRY27,989	451,347
11.00%, 02/24/27	TRY10,205	179,324
11.70%, 11/13/30	TRY28,813	370,594
12.40%, 03/08/28	TRY47,206	740,887
16.90%, 09/02/26	TRY21,192	429,017
Turkiye Government Bond
17.30%, 07/19/28	TRY55,972	972,829
17.80%, 07/13/33	TRY38,621	634,391
26.20%, 10/05/33	TRY130,647	2,941,547
27.70%, 09/27/34	TRY43,597	1,012,129
30.00%, 09/12/29	TRY181,251	4,094,865
31.08%, 11/08/28	TRY104,577	2,417,368
		14,244,298
Uruguay — 4.0%
Uruguay Government International Bond
8.25%, 05/21/31	UYU230,267	5,708,669
8.50%, 03/15/28(c)	UYU113,688	2,843,969
9.75%, 07/20/33	UYU255,102	6,823,409
		15,376,047
Total Long-Term Investments — 97.3% (Cost: $374,678,933)		371,563,112

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	370,000	$370,000
Total Short-Term Securities — 0.1% (Cost: $370,000)		370,000
Total Investments — 97.4% (Cost: $375,048,933)		371,933,112
Other Assets Less Liabilities — 2.6%		9,780,128
Net Assets — 100.0%		$381,713,240

(a)	Zero-coupon bond.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,530,000	$—	$(1,160,000)(a)	$—	$—	$370,000	370,000	$32,414	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$371,563,112	$—	$371,563,112
Short-Term Securities
Money Market Funds	370,000	—	—	370,000
	$370,000	$371,563,112	$—	$371,933,112

Currency Abbreviation
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand